Consolidated Statements Of Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Decline in fair value	¥ 2,321	¥ 7,457	¥ 11,704
Other comprehensive income-net	284	872	2,078
Total credit losses	¥ 2,605	¥ 8,329	¥ 13,782